Financial instruments and financial risk management - Summary of Fair Value of the Common Warrants (Detail)	Dec. 31, 2022 yr
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value of Common Warrants	0.04
Expected term to liquidation (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions	4.6
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions	85
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions	4